[ING Letterhead]

February 15, 2007

Alison T. White Senior Counsel Division of Investment Management Office of Insurance Products United States Securities and Exchange Commission 100 F Street N.E. Washington, DC 20549

Re:	File Nos. 333-133944; 811-05626
Prospectus Name: ING Architect

Dear Ms. White:

This filing is Post-Effective Amendment No. 1 to the registration statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B and the above-referenced securities offering.

Certain broker/dealers want to sell this contract without offering the premium credit and optional surrender charge schedule riders, which the supplement preceding the prospectus reflects. For these broker/dealers, the supplement will accompany the prospectus, so sales by them would be made by the prospectus and supplement.

Also, we have made some clarifications to portions of the prospectus disclosure that we do not regard as material, including additions to the funds underlying the contract that participate fully in a rider’s guarantees and meet the fixed allocation portion of the asset allocation requirement, as applicable. These changes are marked against the prior amendment, Pre-Effective Amendment No. 1, filed on August 4, 2006 (Accession No. 0000836687-06-000446).

We respectfully request selective review. The registrant hereby acknowledges that:

  The registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
  Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
  The registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me with your questions or comments.

Sincerely,

/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum
Counsel

1475 Dunwoody Drive                                          GOLDENSELECT SERIES
West Chester, PA 19380                                 Issued by ING USA Annuity and Life Insurance Company
Tel: (610) 425-3404
Fax: (610) 425-3520